COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices and classrooms under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases as of December 31, 2013 were as follows:

Amount
RMB

2014	94,086
2015	79,899
2016	52,996
2017	27,458
2018	17,672
Thereafter	88,357
Total	360,468

Rent expense for all cancelable and non-cancelable leases were approximately RMB 131,595, RMB 192,315 and RMB 173,342for years ended December 31, 2011, 2012 and 2013, respectively.

Contingencies

1)             Skillsoft

In April 2012, Skillsoft Asia Pacific Pty Ltd (“Skillsoft”) filed a statement of claim against the Company in the High Court of the Hong Kong Special Administrative Region Court of First Instance alleging breach of contract. The complaint seeks a declaration that the contract between the Company and Skillsoft remains in full force and effect as well as monetary damages, interest and costs. On 12 December 2013, the Hong Kong court has ordered a summary judgment in favor of Skillsoft for US$0.6 million with interest from October 2011which has been accrued as of December 31, 2012.  In addition, Skillsoft filed two claims: a) on June 7, 2013, seeking a payment of approximately RMB 15,575 (US$2,500)for breach of the contract and approximately RMB 12,460(US$2,000) in respect of invoices for pre-paid licensing fees; b) on October 21, 2013 seeking a payment of approximately RMB 12,460 (US$2,000)for breach of the contract. A without prejudice offer for settlement was made on 18 June 2014: the Company pays to Skillsoft the sum of US$0.6 million with interest (US$107 as at 12 June 2014) and costs (estimated at HK$ 388 and yet to be agreed). Subsequently the offer of settlement was not accepted by Skillsoft prior to expiry on 3 July 2014 and has accordingly lapsed. The Company believes that it is still too early to assess the potential outcome of Skillsoft’s claim but intends to defend itself vigorously.

2)             California allegations

On June 11, 2012, the Company was named as a defendant in a putative securities class action filed in the U.S. District Court for the Central District of California. The complaint also named as defendants current officer of Ambow, Jin Huang, and former officer Paul Chow. On June 22, 2012, a second putative securities class action complaint was filed in the Central District of California against Ambow, Chow and Huang. On November 19, 2012, the Judge issued an order consolidating the two cases and appointing Tianqing Zhang as lead plaintiff. On February 18, 2013, plaintiffs filed a consolidated amended complaint against Ambow and eight individual defendants, sought recovery on behalf of all persons and entities that purchased or otherwise acquired Ambow’s American Depositary Shares on the New York Exchange from the date of its initial public offering on August 5, 2010 through July 5, 2012 for allegedly false and misleading statements concerning Ambow’s operations and financial results in the Company’s public filings with  the U.S. Securities and Exchange Commission. On May 3, 2013, plaintiffs filed a second consolidated amended Complaint. On March 17, 2014, plaintiffs filed a third amended complaint asserting the same claims against the same defendants. On March 24, 2014, Judge entered a scheduling order pursuant to which defendants’ motions to dismiss the third amended complaint are due by May 19, 2014. On or around May 12, 2014, counsel for the parties agreed upon the principal terms of a settlement. The settlement provides for a total payment of RMB 9080 (US$ 1,500) by the Company’s insurer to the plaintiff class, in exchange for complete dismissal and release of all claims that were or could have been asserted in the action against the Company and named defendants.

3)             Changsha K-12

In February 2013, Changsha K-12 Experimental School was involved in a civil lawsuit in Hunan Province High Court, a cooperation dispute on host right of Changsha K-12 Experimental School, amounting to RMB 168,000 as the plaintiff’s claim. However, since the case was not yet entered into hearing, it was too early to make an estimate of result.